Document and Entity Information	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 24, 2025
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address Address Line 1	1633 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001319161